SHAREHOLDERS' EQUITY (Schedule of Shares Capital) (Details) - ₪ / shares	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Ordinary Shares Authorized	250,000,000	250,000,000
Ordinary shares, issued	36,838,523	35,274,888
Ordinary shares, outstanding	36,838,523	35,274,888
Ordinary shares, par value	₪ 0.01	₪ 0.01